Recoverable indirect taxes, charges and contributions (Tables)	12 Months Ended
Dec. 31, 2022
Recoverable Indirect Taxes Charges And Contributions
Schedule of recoverable indirect taxes, fees and contributions

	2022	2021

Recoverable indirect taxes, charges and contributions	1,367,610	1,259,932

ICMS (i)	1,323,604	1,216,912
Other	44,006	43,020

Current portion	(472,202)	(354,620)
Non-current portion	895,408	905,312

(i)	The amounts of recoverable ICMS (state VAT) are mainly comprised by: